Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Effects Allocated to and Cumulative Balance of Each Component of Accumulated Other Comprehensive Income (Loss)

equity. The income tax effects allocated to and the cumulative balance of each component of accumulated other comprehensive income (loss) are as follows:

(in thousands)	Beginning Balance	Pretax amount	Tax effect	Net-of-tax	Ending Balance
As of December 31, 2011	$(2,585)	5,397	3,257	2,140	$(445)
Foreign currency translation adjustments	$(186)	4,875	1,357	3,518	$3,332
Transfer from noncontrolling interest (NCI)	28	—	—	—	28
Change in accumulated other comprehensive income (AOCI) related to postretirement healthcare plans	(287)	(2,603)	(938)	(1,665)	(1,952)

As of December 31, 2012	$(445)	2,272	419	1,853	$1,408
Foreign currency translation adjustments	$3,332	(295)	1,033	(1,328)	$2,004
Transfer from NCI	28	—	—	—	28
Gain on available for sale securities	—	2,810	1,037	1,773	1,773
Change in AOCI related to postretirement healthcare plans	(1,952)	1,926	30	1,896	(56)

As of December 31, 2013	$1,408	4,441	2,100	2,341	$3,749
Foreign currency translation adjustments	$2,004	(17,143)	(1,547)	(15,596)	$(13,592)
Transfer from NCI	28	—	—	—	28
Gain on available for sale securities	1,773	(1,058)	(390)	(668)	1,105
Change in AOCI related to postretirement healthcare plans	(56)	921	332	589	533

As of December 31, 2014	$3,749	(17,280)	(1,605)	(15,675)	$(11,926)